Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2017
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information:
1.      Basis of Presentation and General Information:
Star Bulk Carriers Corp.  (“Star Bulk”) is a shipping company providing worldwide seaborne transportation solutions in the dry bulk sector.  Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains executive offices in Athens, Greece.
Star Bulk's common shares started trading on the NASDAQ Global Select Market on December 3, 2007, under the ticker symbol “SBLK.”  The accompanying unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its subsidiaries, which are hereinafter collectively referred to as the “Company,” and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information.  Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented.  Operating results for the six-month period ended June 30, 2017 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2017.
Effective June 20, 2016, the Company effected a 5-for-1 reverse split of its issued and outstanding common shares. All share and per share information has been retroactively adjusted to reflect the reverse split.
The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the Company's Annual Report on Form 20-F for the year ended December 31, 2016 (the “2016 Annual Report”).  The balance sheet as of December 31, 2016 has been derived from the audited consolidated financial statements as of that date, but, pursuant to the requirements for interim financial information, does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2016 Annual Report.